Loss Per Share - Disclosure of Detailed Information about Anti Dilutive Securities Excluded from Computation of Diluted Loss Per Share (Detail) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share Options [Member]
Earnings per share [line items]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount	135,979,705	155,059,183	151,133,235
Unvested Restricted Shares [Member]
Earnings per share [line items]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount	6,930,235	8,094,901	14,447,616
Series A1 Preferred Shares [Member]
Earnings per share [line items]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount	132,057,583	132,057,583	132,057,583
Series A2 Preferred Shares [Member]
Earnings per share [line items]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount	73,371,157	73,371,157	73,371,157
Series B Preferred Shares [Member]
Earnings per share [line items]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount	297,352,949	297,352,949	297,352,949
Series C Preferred Shares [Member]
Earnings per share [line items]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount	256,449,944	256,449,944	256,449,944